SCHEDULE OF WARRANTS ACTIVITIES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Warrants, Outstanding, Beginning Balance	262,725,000
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 0.23875
Warrants, Granted	29,875,000	262,725,000
Weighted Average Exercise Price, Outstanding, Granted	$ 0.77114	$ 0.23875
Warrants, Exercised
Weighted Average Exercise Price, Outstanding, Exercised
Warrants, Forfeited
Weighted Average Exercise Price, Outstanding, Forfeited
Warrants, Expired
Weighted Average Exercise Price, Outstanding, Expired
Warrants, Outstanding, Ending Balance	292,600,000	262,725,000
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 0.30866	$ 0.23875
Warrants, Intrinsic Value of Warrants	$ 152,500,000	$ 104,800,000
Warrants, Weighted Average Remaining Contractual Life	1 year 5 months 8 days	1 year 10 months 17 days